Other Liabilities and Accrued Expenses (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities and Accrued Expenses
Deferred ceded commission	$ 20.9	$ 0.0
Ceded premium payable	17.9	3.9	$ 2.3
Accrued advertising costs	6.3	7.9	4.6
Accrued professional fees	2.6	2.8	1.4
Premium taxes payable	2.3	2.6	1.2
Employee compensation payable	2.2	1.0	0.2
Indirect taxes payable	0.3	0.4	0.0
Income tax payable	0.2	0.5	0.0
Other payables	1.4	0.6	0.1
Total other liabilities and accrued expense	$ 54.1	$ 19.7	$ 9.8